Fair Value Measurements and Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Measurements and Fair Value of Financial Instruments Disclosure
Fair Value Measurements and Fair Value of Financial Instruments [Text Block]

Note 12. Fair Value Measurements and Fair Value of Financial Instruments

Fair Value Measurements

The company uses the market approach technique to value its financial instruments and there were no changes in valuation techniques during 2013. The company’s financial assets and liabilities carried at fair value are primarily comprised of investments in money market funds; derivative contracts, insurance contracts, mutual funds holding publicly traded securities and other investments in unit trusts held as assets to satisfy outstanding deferred compensation and retirement liabilities; and acquisition-related contingent consideration.

The fair value accounting guidance requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data such as quoted prices, interest rates and yield curves.

Level 3: Inputs are unobservable data points that are not corroborated by market data.

The following table presents information about the company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2013	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$4,859.9	$4,859.9	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	9.8	9.8	—	—
Insurance contracts	74.5	—	74.5	—
Auction rate securities	4.5	—	—	4.5
Derivative contracts	3.8	—	3.8	—

Total Assets	$4,952.5	$4,869.7	$78.3	$4.5

Liabilities
Derivative contracts	$6.5	$—	$6.5	$—
Contingent consideration	5.1	—	—	5.1

Total Liabilities	$11.6	$—	$6.5	$5.1
	The following table presents information about the company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$73.6	$73.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.6	36.6	—	—
Insurance contracts	62.5	—	62.5	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	1.6	—	1.6	—

Total Assets	$178.6	$110.2	$64.1	$4.3

Liabilities
Derivative contracts	$0.8	$—	$0.8	$—
Contingent consideration	20.1	—	—	20.1

Total Liabilities	$20.9	$—	$0.8	$20.1

Available-for-sale investments are carried at fair value and are included in the tables above. The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2013
Mutual Fund and Unit Trust Investments	$9.8	$7.3	$2.5	$—
Auction Rate Securities	4.5	4.6	—	0.1

	$14.3	$11.9	$2.5	$0.1

2012
Mutual Fund and Unit Trust Investments	$36.6	$25.4	$11.2	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$40.9	$30.2	$11.2	$0.5

The cost of available-for-sale investments that were sold was based on specific identification in determining realized gains and losses recorded in the accompanying statement of income. In 2013, the company irrevocably contributed appreciated available-for-sale investments that had a fair value of $27 million to two of its U.K. defined benefit plans, resulting in realization of a previously unrecognized gain of $11 million. Gross realized gains and gross realized losses on the sale of available-for-sale investments were nominal in 2013, 2012 and 2011.

The company determines the fair value of its insurance contracts by obtaining the cash surrender value of the contracts from the issuer. The fair value of derivative contracts is the estimated amount that the company would receive/pay upon liquidation of the contracts, taking into account the change in interest rates and currency exchange rates. The company determines the fair value of the auction rate securities by obtaining indications of value from brokers/dealers. The company determines the fair value of acquisition-related contingent consideration based on assessment of the probability that the company would be required to make such future payment. Changes to the fair value of contingent consideration are recorded in selling, general and administrative expense.

The company has the ability and intent to hold the auction rate securities to maturity unless they are redeemed earlier by the issuer. There was no significant activity within the Level 3 auction rate securities during 2013 or 2012. The following table provides a rollforward of the fair value, as determined by Level 3 inputs, of the contingent consideration.

(In millions)	2013	2012

Contingent Consideration
Beginning Balance	$20.1	$1.7
Additions	—	19.9
Payments	(28.6)	(1.0)
Change in fair value included in earnings	13.5	(0.5)
Currency translation	0.1	—

Ending Balance	$5.1	$20.1

The notional amounts of derivative contracts outstanding, consisting of currency exchange contracts and interest swaps, totaled $2.03 billion and $719 million at December 31, 2013 and December 31, 2012, respectively.

While certain derivatives are subject to netting arrangements with counterparties, the company does not offset derivative assets and liabilities within the consolidated balance sheet. The following tables present the fair value of derivative instruments in the consolidated balance sheet and statement of income.

	Fair Value – Assets		Fair Value – Liabilities
	December 31,	December 31,	December 31,	December 31,
(In millions)	2013	2012	2013	2012

Derivatives Designated as Hedging Instruments
Interest rate swaps (a)	$—	$—	$5.2	$—
Derivatives Not Designated as Hedging Instruments
Currency exchange contracts (b)	3.8	1.6	1.3	0.8

(a)	The fair value of the interest rate swaps is included in the consolidated balance sheet under the caption other long-term liabilities.
(b)	The fair value of the currency exchange contracts is included in the consolidated balance sheet under the captions other current assets or other accrued expenses.
	Gain (Loss) Recognized
(In millions)	2013	2012

Derivatives Designated as Fair Value Hedges
Interest rate swaps - effective portion	$0.2	$—
Interest rate swaps - ineffective portion	(1.4)	—
Derivatives Not Designated as Fair Value Hedges
Currency exchange contracts
Included in cost of revenues	$2.7	$3.0
Included in other expense, net	(22.1)	(10.4)

Gains and losses recognized on currency exchange contracts and the effective portion of interest rate swaps are included in the consolidated statement of income together with the corresponding, offsetting losses and gains on the underlying hedged transactions. Gains and losses recognized on the ineffective portion of interest rate swaps is included in other expense, net in the accompanying statement of income.

Fair Value of Other Financial Instruments

The carrying value and fair value of the company’s notes receivable and debt obligations are as follows:

	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$7.6	$7.6	$4.7	$4.7

Debt Obligations:
Senior notes	$10,195.4	$10,304.8	$7,019.5	$7,455.2
Commercial paper	250.0	250.0	50.0	50.0
Other	41.9	41.9	54.8	54.8

	$10,487.3	$10,596.7	$7,124.3	$7,560.0

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends which represent level 2 measurements.